Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
NOTE 4. GOODWILL AND INTANGIBLE ASSETS
Goodwill
The following table summarizes changes in the carrying amount of goodwill for the three months ended March 31, 2022 (
in thousands
):

Carrying Amount
Balance at December 31, 2021	$464,566
Measurement period adjustments	(302)

Balance at March 31, 2022	$464,264

Intangible Assets
The following tables summarize gross carrying amounts and accumulated amortization of intangible assets by major class (
in thousands
):

	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Amortization Period (years)
March 31, 2022
Risk Contracts	$64,570	$(13,226)	$51,343	7
Non-compete agreements	$4,170	$(892)	$3,278	5
Trademarks	1,862	(1,114)	748	2
Other	251	(16)	235	5

Total	$70,852	$(15,248)	$55,604

	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Amortization Period (years)
December 31, 2021
Risk Contracts	$64,822	$(9,818)	$55,004	7
Non-compete agreements	$4,202	$(686)	$3,516	5
Trademarks	$1,867	$(827)	$1,040	2
Other	$251	$—	$251	5

Total	$71,141	$(11,331)	$59,811

Amortization expense totaled $3.9 million and $252,000 for the three months ended March 31, 2022 and 2021, respectively.

NOTE 5. GOODWILL AND INTANGIBLE ASSETS
Goodwill
The following table shows changes in the carrying amount of goodwill from December 31, 2020 to December 31, 2021 (
in thousands
):

Carrying Amount
Balance at December 31, 2020	$10,068
Acquired goodwill during the period	454,498

Balance at December 31, 2021	$464,566

Intangible Assets
The following table summarizes the gross carrying amounts and accumulated amortization of intangible assets by major class (
in thousands
):

	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Amortization Period (years)
December 31, 2021
Risk Contracts	$64,822	$(9,818)	$55,004	7
Non-compete agreements	4,202	(686)	3,516	5
Trademarks	1,867	(827)	1,040	2
Patents/Developed Technology	235	—	235	5
In-Process Research and Development	16	—	16	1

Total	$71,141	$(11,331)	$59,811

	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Amortization Period (years)
December 31, 2020
Risk Contracts	$8,174	$(682)	$7,492	11
Non-compete agreements	1,320	(237)	1,083	5

Total	$9,494	$(919)	$8,575

Amortization expense totaled $10.4 million for the twelve months ended December 31, 2021 and $645,000 for the twelve months ended December 31, 2020, respectively.
The estimated amortization expense related to the fair value of acquired intangible assets for each of the succeeding five years and thereafter is (
in thousands
):

2022	$15,134
2023	12,234
2024	10,199
2025	8,547
2026	7,616
Thereafter	6,082